Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Debt Disclosure [Abstract]
2025	¥ 714,395
2026	403,303
2027	342,527
2028	243,226
2029	207,661
Thereafter	2,027,729
Total	¥ 3,938,841